Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 19.00
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted stock units that vested and converted to common stock	2.0	4.0	6.0
Unrecognized compensation cost	0.01
Weighted average period for total unrecognized compensation cost	1 month 6 days
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted stock units that vested and converted to common stock	27.0	13.0	0.4
Unrecognized compensation cost	$ 15.00
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days